SCHEDULE OF RESTATEMENT ON CONSOLIDATED STATEMENT OF CASH FLOWS (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock issued for services					$ 35,200	$ 35,200	$ 54,750
Series B Convertible Preferred stock for services					14,100	14,100	792,200
Right of use of assets				(44,700)	(81,348)	(167,216)	938,571
Net cash provided by (used in) operating activities				(21,138,011)	(2,819,517)	(40,918,408)	(13,632,376)
Changes in paid-in capital, common control				2,295,047	1,529,884
Net cash used in investing activities				(472,602)	(202,708)	11,670,570	742,741
Common stock issued for cash							20,000
Net cash provided by financing activities				35,308,397	(3,619,920)	21,171,592	7,248,140
Less: Net income (loss) attributable to noncontrolling interest	$ (34,926)	$ 6,241	$ 12,467	(28,685)	33,777	31,389	(10,958)
Operating lease				(48,292)	(88,531)	(181,581)	672,245
Right of asset use	$ (43,385)		$ 27,409	$ (36,117)	$ 24,788	39,812	43
Originally Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)							(18,781)
Net cash provided by (used in) operating activities							(13,621,417)
Less: Net income (loss) attributable to noncontrolling interest
Operating lease							672,245
Right of asset use							(672,245)
Originally Reported [Member] | Consolidated Statement of Comprehensive Income [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)						5,783,223
Common stock issued for services
Series B Convertible Preferred stock for services
Right of use of assets						181,580
Net cash provided by (used in) operating activities						(40,999,098)
Acquisition of AIL
Changes in paid-in capital, common control
Net cash used in investing activities						2,069,328
Series B Convertible Preferred stock for services						14,100
Common stock issued at a discount						9,969,735
Common stock issued for cash						35,200
Capital contribution						546
Net cash provided by financing activities						31,208,462
Right of asset use							(43,178)
Revision of Prior Period, Error Correction, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Less: Net income (loss) attributable to noncontrolling interest		$ 6,241
Right of asset use						26,444	65,628
Revision of Prior Period, Error Correction, Adjustment [Member] | Consolidated Statement of Comprehensive Income [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)
Common stock issued for services
Series B Convertible Preferred stock for services						14,100
Right of use of assets
Net cash provided by (used in) operating activities						14,100
Acquisition of AIL
Changes in paid-in capital, common control
Net cash used in investing activities
Series B Convertible Preferred stock for services						(14,100)
Common stock issued at a discount
Common stock issued for cash
Capital contribution
Net cash provided by financing activities
Right of asset use							43,221
Amendment Number One [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)							(18,781)
Net cash provided by (used in) operating activities							(13,621,417)
Less: Net income (loss) attributable to noncontrolling interest
Operating lease							672,245
Right of asset use							(672,245)
Amendment Number One [Member] | Consolidated Statement of Comprehensive Income [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)						5,783,223
Common stock issued for services
Series B Convertible Preferred stock for services						14,100
Right of use of assets						181,580
Net cash provided by (used in) operating activities						(40,984,998)
Acquisition of AIL
Changes in paid-in capital, common control
Net cash used in investing activities						2,069,328
Series B Convertible Preferred stock for services
Common stock issued at a discount						9,969,735
Common stock issued for cash						35,200
Capital contribution						546
Net cash provided by financing activities						31,208,462
Restatement [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)							255,367
Net cash provided by (used in) operating activities							(10,958)
Less: Net income (loss) attributable to noncontrolling interest							10,958
Operating lease
Right of asset use							(266,326)
Restatement [Member] | Consolidated Statement of Comprehensive Income [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)						45,755
Common stock issued for services						35,200
Series B Convertible Preferred stock for services
Right of use of assets						(14,364)
Net cash provided by (used in) operating activities						66,590
Acquisition of AIL						8,933,118
Changes in paid-in capital, common control						1,054,389
Net cash used in investing activities						9,584,016
Series B Convertible Preferred stock for services
Common stock issued at a discount						(9,969,735)
Common stock issued for cash						(35,200)
Capital contribution						(546)
Net cash provided by financing activities						(10,036,853)
Amendment Number Two [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)							236,586
Net cash provided by (used in) operating activities							(13,632,376)
Less: Net income (loss) attributable to noncontrolling interest							10,958
Operating lease							672,245
Right of asset use							(938,571)
Amendment Number Two [Member] | Consolidated Statement of Comprehensive Income [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)						5,828,978
Common stock issued for services						35,200
Series B Convertible Preferred stock for services						14,100
Right of use of assets						167,216
Net cash provided by (used in) operating activities						(40,918,408)
Acquisition of AIL						8,933,118
Changes in paid-in capital, common control						1,054,389
Net cash used in investing activities						11,670,570
Series B Convertible Preferred stock for services
Common stock issued at a discount
Common stock issued for cash
Capital contribution
Net cash provided by financing activities						$ 21,171,592
Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)
Net cash provided by (used in) operating activities
Less: Net income (loss) attributable to noncontrolling interest
Operating lease
Right of asset use